Average Annual Total Returns (Real Return Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. TIPS Index
Average Annual Return:
One Year	6.31%
Five Year	5.33%
Since Inception	5.70%
Date of Inception	May 05, 2003
Series I, Real Return Bond Trust
Average Annual Return:
One Year	8.83%
Five Year	5.21%
Since Inception	5.40%
Date of Inception	May 05, 2003
Series II, Real Return Bond Trust
Average Annual Return:
One Year	8.67%
Five Year	4.99%
Since Inception	5.17%
Date of Inception	May 05, 2003
Series NAV, Real Return Bond Trust
Average Annual Return:
One Year	8.81%
Five Year	5.23%
Since Inception	5.41%
Date of Inception	Feb. 28, 2005